Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Assets Pledged As Security [Abstract]
Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets	36. ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS
The following transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and repurchase agreements.
a) Assets charged as security for liabilities
The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2021	2020
	£m	£m
On-balance sheet:
Cash and balances at central banks	1,580	985
Loans and advances to banks	478	804
Loans and advances to customers – securitisations and covered bonds (See Note 14)	19,432	31,138
Loans and advances to customers – other	41,953	23,690
Other financial assets at amortised cost	—	648
Financial assets at fair value through other comprehensive income	4,435	5,677
Total on-balance sheet	67,878	62,942
Total off-balance sheet	14,449	24,701

The Santander UK group provides assets as collateral in the following areas of the business.
Sale and repurchase agreements
The Santander UK group enters into sale and repurchase agreements and similar transactions of debt securities, which are accounted for as secured borrowings. Upon entering into such transactions, the Santander UK group provides collateral in excess of the borrowed amount. The carrying amount of assets that were so provided at 31 December 2021 was £15,368m (2020: £25,874m), of which £639m (2020: £1,392m) was classified within ‘Loans and advances to customers – securitisations and covered bonds’ in the table above.
Securitisations and covered bonds
As described in Note 14 to the Consolidated Financial Statements in the 2020 Annual Report, Santander UK plc and certain of its subsidiaries issue securitisations and covered bonds. At 31 December 2021, there were £20,199m (2020: £33,432m) of gross assets in these secured programmes, of which £767m (2020: £2,294m) related to internally retained issuances that were available for use as collateral for liquidity purposes in the future.
At 31 December 2021, a total of £1,855m (2020: £4,530m) of notes issued under securitisation and covered bond programmes had been retained internally, a proportion of which had been used as collateral via third party bilateral secured funding transactions, which totalled £500m at 31 December 2021 (2020: £1,114m), or for use as collateral for liquidity purposes in the future.
Stock borrowing and lending agreements
Asset balances under stock borrowing and lending agreements represent stock lent by the Santander UK group. These balances amounted to £46,007m at 31 December 2021 (2020: £30,135m) and are offset by contractual commitments to return stock borrowed or cash received.
Derivatives business
In addition to the arrangements described, collateral is also provided in the normal course of derivative business to counterparties. At 31 December 2021 £2,159m (2020: £1,888m) of such collateral in the form of cash had been provided by the Santander UK group and is included in the table.

b) Collateral accepted as security for assets
The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2021	2020
	£m	£m
On-balance sheet:
Deposits by banks	941	2,071
Total on-balance sheet	941	2,071
Total off-balance sheet	18,240	31,043

Purchase and resale agreements
The Santander UK group also enters into purchase and resale agreements and similar transactions of debt securities, which are accounted for as collateralised loans. Upon entering into such transactions, the Santander UK group receives collateral in excess of the loan amount. The level of collateral held is monitored daily and if required, further calls are made to ensure the market values of collateral remains at least equal to the loan balance. The subsidiaries are permitted to sell or repledge the collateral held in the absence of default. At 31 December 2021, the fair value of such collateral received was £14,562m (2020: £25,972m). Of the collateral received, almost all was sold or repledged. The subsidiaries have an obligation to return collateral that they have sold or pledged.
Stock borrowing and lending agreements
Obligations representing contractual commitments to return stock borrowed by the Santander UK group amounted to £3,678m at 31 December 2021 (2020: £5,071m) and are offset by a contractual right to receive stock lent.
Derivatives business
In addition to the arrangements described, collateral is also received from counterparties in the normal course of derivative business. At 31 December 2021, £941m (2020: £2,071m) of such collateral in the form of cash had been received by the Santander UK group and is included in the table.
Lending activities
In addition to the collateral held as security for assets, the Santander UK group may obtain a charge over a customer’s property in connection with its lending activities. Details of these arrangements are set out in the ‘Credit risk’ section of the Risk review.